Investment in uranium (Details)											12 Months Ended
	Aug. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 15, 2022 USD ($) $ / shares	Dec. 15, 2022 GBP (£)	Aug. 31, 2022 USD ($)	Aug. 04, 2022 USD ($) $ / shares	Aug. 04, 2022 GBP (£)	Mar. 31, 2022 USD ($)	Feb. 15, 2022 USD ($) $ / shares	Feb. 15, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Investment in uranium (Details) [Line Items]
Purchase agreements amount (in Pounds) | £				£ 100,000			£ 100,000			£ 200,000				£ 300,000
Long-term investment													$ 9,076,000
Sale of physical uranium (in Pounds) | £												£ 100,000		£ 200,000
Gross proceeds											$ 4,245,000		6,975,000
Gain on investment											$ 35,000		$ 524,075
Total consideration			$ 5,922,500			$ 4,900,000			$ 8,750,000
Total consideration per share (in Dollars per share) | $ / shares			$ 59.225			$ 49			$ 43.75
Initial payment					$ 1,000,000			$ 2,000,000
Final payment of investment	$ 3,900,000
Forecast [Member]
Investment in uranium (Details) [Line Items]
Final payment of investment		$ 6,750,000